Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Oct. 02, 2021	Dec. 31, 2020
Current assets:
Cash	$ 90,869	$ 59,310
Trade receivables, net	75,314	32,758
Inventories, net	80,705	64,818
Income tax receivable	6,129	4,377
Prepaid expenses and other current assets	10,676	6,063
Total current assets	263,693	167,326
Property and equipment, net	58,767	47,357
Equity method investment	21,997	25,384
Deferred tax assets	793	345
Deferred offering costs		1,041
Goodwill	115,158	115,750
Intangible assets, net	271,831	289,473
Other assets	1,506	0
Total assets	733,745	646,676
Current liabilities:
Accounts payable	39,921	29,789
Accounts payable-related party	1,050	500
Current maturities of long-term debt	14,234	13,042
Accrued expenses and other current liabilities	59,454	50,606
Total current liabilities	114,659	93,937
Long-term debt, net of discount and current portion	219,967	208,454
Deferred income tax liabilities, net	55,949	55,193
Liability for uncertain tax positions	5,649	5,540
Other long-term liabilities	2,026	1,943
Total liabilities	398,250	365,067
Commitments and contingencies
Stockholders' equity:
Preferred stock, $0.0001 par value; 100,000,000 and no shares authorized as of October 2, 2021 and December 31, 2020 respectively; no shares issued and outstanding as of both October 2, 2021 and December 31, 2020
Common stock, $0.0001 par value; 500,000,000 shares authorized as of December 31, 2020 and 2019; 118,854,249 and 96,498,943 shares issued and outstanding as of December 31, 2020 and 2019, respectively	12	12
Additional paid-in capital	377,649	265,478
(Accumulated deficit) retained earnings	(42,596)	13,765
Accumulated other comprehensive income	430	2,354
Total stockholders' equity	335,495	281,609
Total liabilities and stockholders' equity	$ 733,745	$ 646,676